SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) € in Millions, $ in Millions, R in Billions							1 Months Ended			6 Months Ended
	Jul. 28, 2025 USD ($)	Jun. 17, 2025 EUR (€)	May 13, 2025 EUR (€)	Apr. 30, 2025	Mar. 18, 2025	May 29, 2024 USD ($) extension_option	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) extension_option	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 ZAR (R)	Jun. 24, 2025 EUR (€)	Nov. 17, 2023 USD ($)	Aug. 30, 2023 ZAR (R)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | $										$ 1,135	$ 820
Proceeds from short-term and long-term debt | $										974	1,493
Foreign exchange gains arising on translation | $										619
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €												€ 4,438.0
Hedged item, assets | €												8,269.0
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | $						$ 5,500
Borrowings, number of extension options | extension_option						2
Borrowings, extension option term						1 year
Five Point Five Billion Revolving Credit Facility, Due 2024-2029
Disclosure of detailed information about borrowings [line items]
Borrowings, extension option exercised				1 year
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | $																									$ 500
Revolving multi-currency letter of credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | $											$ 445
Revolving multi-currency letter of credit facility, due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, extension option exercised					1 year
Line of credit facility, maximum borrowing by accordion clause | $																									$ 595
Revolving multi-currency letter of credit facility, due 2027 | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | $	$ 500								$ 445
Borrowings, number of extension options | extension_option									2
Borrowings, extension option term									1 year
Increase in maximum borrowing capacity | $	$ 55
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | €		€ 184.0
Notional amount		€ 500.0					$ 500			500
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																					€ 280.0
Undrawn borrowing facilities							288			288		245.0
EIB Loan, due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																								€ 350.0
€310m Variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														€ 310.0
€80m Variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														80.0
€310m Variable Rate Loan, german Schuldschein Market
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														€ 310.0
Other loans, variable rate
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							817			817		697.0
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																			€ 346.5
€24.5m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																			24.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																			263.0
€66m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																			€ 66.0
€25m fixed rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																		€ 25.0
Other Loans, fixed/floating, due 2023-2033
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | €			€ 371.0
Undrawn borrowing facilities							414			414		354.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																						€ 235.0
Borrowings outstanding							103			103		€ 88.0
100 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding | $							100			100							$ 100
150 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Notional amount | $															$ 150
Undrawn borrowing facilities | $							70			70
Borrowings outstanding | $							80			80
4.5 billion ZAR revolving borrowing base finance facility, due 2024 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																R 4.5							R 4.5
Borrowings outstanding							197			$ 197			R 3.5
3.5 billion Rand revolving facility | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																				R 3.5
378 million tax-exempt bond
Disclosure of detailed information about borrowings [line items]
Proceeds from short-term and long-term debt | $							$ 378
480 million tax-exempt bond
Disclosure of detailed information about borrowings [line items]
Proceeds from short-term and long-term debt | $								$ 480